Stock Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized stock-based compensation related to stock options	$ 3.3	$ 4.4
Stock-based compensation award which is expected be recognized over weighted-average period	5 years	4 years 6 months
Contractual life	10 years	10 years
Weighted Average Grant Date Fair Value		$ 1.27	$ 3.27
Risk-free interest rate			1.80%
Expected volatility			40.00%
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized stock-based compensation related to stock options	$ 3.0	$ 3.0
Stock-based compensation award which is expected be recognized over weighted-average period	2 years 4 months 24 days	2 years 7 months 6 days
Weighted Average Grant Date Fair Value	$ 2.32	$ 4.98	$ 0	$ 8.14